BUSINESS ACQUISITIONS (Other) (Details) $ in Thousands	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 17, 2017 USD ($) facility	Apr. 04, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Balance due (paid in fiscal 2017)	$ 0	$ (2,700)
Ring-spun yarn manufacturer
Disclosure of detailed information about business combination [line items]
Number Of Facilities Acquired | facility			2
Cash transferred			$ 13,500
Settlement of pre-existing relationships			(1,200)
Balance due (paid in fiscal 2017)			$ 1,300
Australian based activewear distributor
Disclosure of detailed information about business combination [line items]
Cash transferred				$ 5,700
Settlement of pre-existing relationships				$ 2,900
Percentage of voting equity interests acquired				100.00%